Finance results (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Finance Income and Costs

	December 31, 2018	December 31, 2017	December 31, 2016
Cost of gross debt
Interest on debt	(1,605,222)	(1,787,347)	(1,835,474)
Monetary and exchange rate variation	(1,491,050)	(198,858)	865,158
Derivatives and fair value measurement	1,532,273	(34,738)	(1,463,395)
Amortization of borrowing costs	(54,251)	(38,886)	(73,832)
Discounts obtained from financial operations	—	—	85,962
Guarantees and warranties on debt	(109,046)	(157,512)	(50,819)

	(1,727,296)	(2,217,341)	(2,472,400)
Income from financial investment and exchange rate in cash and cash equivalents	438,149	578,611	534,657

Cost of debt, net	(1,289,147)	(1,638,730)	(1,937,743)
Other charges and monetary variations
Interest on other receivables(i)(ii)	460,861	120,030	263,180
Interest on other liabilities	(212,799)	(409,697)	(414,540)
Monetary variation on leases and concessions agreements	(186,259)	(244,198)	(296,118)
Monetary variation on leases	(105,085)	(131,185)	(207,686)
Advances on real state credits	(5,091)	(20,171)	(39,671)
Interest on shareholders’ equity	(13,011)	(16,883)	(9,448)
Interest on contingencies and contracts	(102,525)	(52,667)	(91,977)
Bank charges and other	(94,809)	(355,195)	(314,014)
Exchange variation	(63,071)	(2,803)	(7,759)

	(321,789)	(1,112,769)	(1,118,033)
Finance results, net	(1,610,936)	(2,751,499)	(3,055,776)

Reconciliation
Finance expense	(2,849,228)	(3,704,515)	(3,673,356)
Finance income	1,032,725	870,739	1,102,918
Foreign exchange (losses) gain, net	(1,555,215)	(199,777)	997,109
Derivatives	1,760,782	282,054	(1,482,447)

Finance results, net	(1,610,936)	(2,751,499)	(3,055,776)

(i)

The subsidiary Comgás and the supplier Petrobras settled judicial dispute. As a result the portion related to the interest on the principal amount of supplier was reversed in the amount the R$ 177,423 (see note 19 (i)), as well as the amount of R$ 101,583 related to the monetary variation on the judicial deposit (note 5.8).

(ii)	It is Included the balance of R$ 93,243 related to the interest on PIS and COFINS as stated in the note 6.